Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Income Tax Rate	The income tax provision consists of the following for the year ended December 31, 2022 and for the period from April 20, 2021 (inception) through December 31, 2021:
	For the year ended December 31, 2022	For the period from April 20, 2021 (inception) through December 31, 2021
Current
Federal	$467,991	$(31,993)
State	—	—
Deferred
Federal	(85,640)	(95,097)
State	—	—
Change in Valuation allowance	242,233	127,090
Income tax expense	$624,584	$—
	Period from April 20, 2021 (inception) through December 31, 2021	Period from April 20, 2021 (inception) through December 31, 2021	Period from April 20, 2021 (inception) through December 31, 2021
	As previously reported	Adjustment	As revised
Current
Federal	$631,204	$(663,197)	$(31,993)
State	—
Deferred
Federal	(95,097)	—	(95,097)
State	—
Valuation allowance	(536,107)	663,197	127,090
Income tax provision (benefit)	$—	$—	$—

Schedule of Company's Net Deferred Tax Asset (Liability)	The Company’s net deferred tax assets (liability) is as follows as of December 31, 2022 and 2021:
	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up/organization costs	$369,323	$95,097
Net operating loss carryforwards	—	31,993
Total deferred tax assets	369,323	127,090
Valuation allowance	(369,323)	(127,090)
Net deferred tax asset	—	—
Deferred tax liabilities:
Unrealized interest on U.S. Treasuries	156,593
Net deferred tax asset (liability)	$(156,593)	$—
	December 31, 2021	December 31, 2021	December 31, 2021
	As previously reported	Adjustment	As revised
Deferred tax assets:
Start-up/Organization costs	$95,097	$—	$95,097
Net operating loss carryforwards	(631,204)	663,197	31,993
Total deferred tax assets	(536,107)	663,197	127,090
Valuation allowance	536,107	(663,197)	(127,090)
Net deferred tax asset	—	—	—

Schedule of Reconciliation of Effective Income Tax Rate	A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:
	Year Ended December 31, 2022	For the Period from April 20, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(17.9)%	(47.3)%
Offering costs associated with derivative warrant liabilities	0.0%	14.1%
Gain from expiration of over-allotment option	0.0%	(0.6)%
Change in valuation allowance	1.9%	12.8%
Income tax expense	5.0%	0.0%
	Period from April 20, 2021 (inception) through December 31, 2021 As reported, 2021 Form 10-K	Period from April 20, 2021 (inception) through December 31, 2021 Adjustment	Period from April 20, 2021 (inception) through December 31, 2021 Revised
Statutory federal income tax rate	21.0%	0.0%	21.0%
Change in fair value of derivative warrant liabilities	47.3%	(94.6)%	(47.3)%
Offering costs associated with derivative warrant liabilities	(14.1)%	28.2%	14.1%
Gain from expiration of over-allotment option	(0.3)%	(0.3)%	(0.6)%
Change in valuation allowance	(53.9)%	66.7%	12.8%
Income Tax Expense	0.0%	0.0%	0.0%